Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended							1 Months Ended					1 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended				12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2014 Stock Appreciation Rights (SARs)	May 31, 2014 Performance Based Restricted Stock Awards	May 31, 2013 Performance Based Restricted Stock Awards	May 31, 2012 Performance Based Restricted Stock Awards	Jul. 31, 2012 Performance Contingent Restricted Stock	Jun. 30, 2012 Performance Contingent Restricted Stock	Jul. 31, 2011 Performance Contingent Restricted Stock	Oct. 31, 2010 Performance Contingent Restricted Stock	May 31, 2014 Performance Contingent Restricted Stock	Oct. 31, 2010 Performance Contingent Restricted Stock First Performance Segment	Oct. 31, 2010 Performance Contingent Restricted Stock Second Performance Segment	May 31, 2014 Restricted Stock Unit	May 31, 2014 Non Vested Restricted Stock	May 31, 2013 Non Vested Restricted Stock	May 31, 2012 Non Vested Restricted Stock	Jun. 30, 2013 Restricted Stock [Member]	May 31, 2014 Restricted Stock [Member]	May 31, 2014 Omnibus Incentive Plan	May 31, 2014 Omnibus Incentive Plan Full Value Stock Award	Oct. 10, 2003 Directors Equity Incentive Plan 2003	May 31, 2014 Directors Equity Incentive Plan 2003	May 31, 2013 Directors Equity Incentive Plan 2003	May 31, 2012 Directors Equity Incentive Plan 2003	Oct. 10, 2003 Directors Equity Incentive Plan 2003	May 31, 2014 Employee Incentive Plan Twenty Zero Seven	May 31, 2013 Employee Incentive Plan Twenty Zero Seven	May 31, 2012 Employee Incentive Plan Twenty Zero Seven	May 31, 2014 Employee Incentive Plan Twenty Zero Seven Scenario 1	May 31, 2014 Nineteen Ninety Seven Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive plan approval date																					Oct. 08, 2004		Oct. 10, 2003
Stock appreciation rights expected term	7 years 6 months	7 years 6 months	7 years 6 months	10 years
Share based compensation arrangement vesting period				4 years	3 years																		3 years
Stock options outstanding	59,450			3,159,500
Aggregate intrinsic value of options outstanding	$ 64.0
Weighted-average remaining contractual life of options outstanding	6 years 1 month 6 days
Aggregate intrinsic value of options exercisable	41.6
Weighted-average remaining contractual life of options exercisable	4 years 10 months 24 days
Unamortized stock-based compensation expense				5.3	17.5							3.0			1.0	27.7								1.3				5.0				0.1
Unamortized stock-based compensation expense expected recognition period				3 years 3 months												3 years 4 months 24 days
Shares expected to vest				1,400,000
Shares expected to vest, weighted-average exercise price				$ 27.20
Shares expected to vest, weighted-average remaining contractual term				7 years 8 months 12 days
Shares of common stock available for grant																					12,000,000	6,000,000
Shares granted to Directors					$ 35.11	$ 26.22	$ 21.49	$ 25.87	$ 25.76	$ 22.16	$ 20.73					$ 35.02								$ 36.63	$ 26.63	$ 20.60		$ 33.80
Shares granted					507,000			50,000	10,000	115,000	680,000					613,000								30,000				76,000
Performance goals attainment period for PCRS awards													3 years	5 years
Shares expected to vest	2,600,000											596,250
Shares outstanding					1,414,000	1,454,000						795,000																857,000	815,000
Shares earned, but not vested												392,500				3,060,000	3,236,000							98,000	113,000
Shares of common stock available for grant																								162,750			500,000	159,183			1,000,000
Weighted-average grant-date fair value					$ 27.96	$ 22.31																						$ 33.80	$ 25.87	$ 22.16
Remaining weighted-average contractual term	3 years 4 months 24 days															3 years 2 months 12 days
Weighted-average grant-date fair value																$ 35.02	$ 26.16	$ 21.62
Total fair value of shares vested	12.8	3.3	7.0
Shares expected to vest, weighted-average grant-date fair value	$ 24.24
Shares of restricted stock vested					520,000											682,000			56,291	121,733				45,000				14,000
Total intrinsic value of restricted shares converted	$ 10.4	$ 1.3	$ 3.1